INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Schedule of components of income tax expense (recovery)

For the years ended December 31	2018	2017
Tax on profit
Current tax
Charge for the year	$423	$1,125
Adjustment in respect of prior years	45	—
	$468	$1,125
Deferred tax
Origination and reversal of temporary differences in the current year	$821	$112
Adjustment in respect of prior years	(91)	(6)
	$730	$106
Income tax expense	$1,198	$1,231
Tax expense related to continuing operations
Current
Canada	$—	$7
International	468	1,118
	$468	$1,125
Deferred
Canada	$628	($97)
International	102	203
	$730	$106
Income tax expense	$1,198	$1,231

Reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2018	2017
At 26.5% statutory rate	($63)	$728
Increase (decrease) due to:
Allowances and special tax deductions[1]	(59)	(96)
Impact of foreign tax rates[2]	(4)	215
Expenses not tax deductible	74	24
Non-taxable gains on sales of long-lived assets	—	(241)
Impairment charges not recognized in deferred tax assets	168	66
Goodwill impairment charges not tax deductible	54	—
Net currency translation losses on deferred tax balances	41	10
Tax impact of profits from equity accounted investments	(15)	(7)
Current year tax losses not recognized in deferred tax assets	100	21
United States tax reform	—	(203)
De-recognition of deferred tax assets	814	—
United States adjustment to one-time toll charge	(49)	—
Adjustments in respect of prior years	3	(6)
Increase to income tax related contingent liabilities	—	172
Dominican Republic tax audit	42	—
United States withholding taxes	(107)	252
Other withholding taxes	14	18
Mining taxes	184	266
Other items	1	12
Income tax expense	$1,198	$1,231

[1]	We are able to claim certain allowances and tax deductions unique to extractive industries that result in a lower effective tax rate.

[2]	We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate